SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 54.0%
Australia — 0.1%
$99,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$92,145

Bermuda — 0.9%
319,000	Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	324,304
230,000	DaVinciRe Holdings Ltd., 5.95%, 4/15/35(b)	228,809
		553,113
Brazil — 1.2%
201,000	Nexa Resources SA, 6.60%, 4/8/37(b)	202,191
290,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(b)	284,238
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	290,623
		777,052
Canada — 2.0%
221,000	AltaGas Ltd., 7.20%, 10/15/54(b),(c)	220,777
330,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(b)	340,485
330,000	CI Financial Corp., 7.50%, 5/30/29(b)	348,355
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(b)	168,135
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(b)	194,850
		1,272,602
Chile — 0.3%
210,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(b)	219,502

France — 2.0%
500,000	BPCE SA, 6.29%, 1/14/36(b),(c)	524,917
319,000	Societe Generale SA, 1.49%, 12/14/26(b),(c)	314,354
230,000	Societe Generale SA, Series REGs, 5.38%, (a),(c),(d)	209,734
210,000	Societe Generale SA, 8.13%, (b),(c),(d)	213,557
		1,262,562
Germany — 1.9%
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(b)	223,748
200,000(e)	Commerzbank AG, EMTN, 7.88%, (a),(c),(d)	261,711
313,000	Deutsche Bank AG, 5.30%, 5/9/31(c)	317,904
200,000(e)	Deutsche Bank AG, 6.75%, (a),(c),(d)	242,889
200,000	Deutsche Bank AG, 8.13%, (a),(c),(d)	206,382
		1,252,634
Ireland — 0.3%
163,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	158,905

Italy — 1.3%
384,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	384,613

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
200,000(e)	Intesa Sanpaolo SpA, 7.00%, (a),(c),(d)	$252,421
$200,000	Snam SpA, 6.50%, 5/28/55(b)	207,462
		844,496
Japan — 3.3%
336,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)	306,511
1,798,000	Sumitomo Mitsui Financial Group, Inc., 5.80%, 7/8/46(c)	1,798,000
		2,104,511
Norway — 0.4%
246,000	Var Energi ASA, 6.50%, 5/22/35(b)	255,000

Spain — 0.3%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.78%, 3/14/28(f)	201,234

United Kingdom — 3.1%
400,000	Barclays Plc, 5.79%, 2/25/36(c)	408,848
369,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(c)	380,620
180,000	Harbour Energy Plc, 6.33%, 4/1/35(b)	179,232
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(b)	434,793
201,000	Phoenix Group Holdings Plc, 8.50%, (a),(c),(d)	209,755
200,000	Standard Chartered Plc, 6.23%, 1/21/36(b),(c)	211,806
210,000	Vodafone Group Plc, 5.75%, 6/28/54	201,390
		2,026,444
United States — 36.9%
173,000	Aircastle Ltd., 2.85%, 1/26/28(b)	164,727
240,000	Ally Financial, Inc., Series B, 4.70%, (c),(d)	231,389
350,000	Ally Financial, Inc., Series C, 4.70%, (c),(d)	314,277
289,000	American National Group, Inc., 5.75%, 10/1/29	296,023
330,000	American National Group, Inc., 6.00%, 7/15/35	331,436
184,000	APA Corp., 6.10%, 2/15/35(b)	180,063
262,000	APA Corp., 6.75%, 2/15/55(b)	247,964
181,000	Athene Holding Ltd., 6.63%, 5/19/55	186,050
470,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(b)	476,075
154,000	Bank of America Corp., 5.74%, 2/12/36(c)	156,439
334,000	Belrose Funding Trust II, 6.79%, 5/15/55(b)	341,092
250,000	BGC Group, Inc., 6.15%, 4/2/30(b)	253,574
260,000	BGC Group, Inc., 6.60%, 6/10/29	269,430
274,000	BGC Group, Inc., 8.00%, 5/25/28	293,059
176,000	Biogen, Inc., 5.75%, 5/15/35	180,936
210,000	Broadcom, Inc., 4.93%, 5/15/37(b)	203,689
410,000	BW Real Estate, Inc., 9.50%, (b),(c),(d)	418,999
142,000	Capital One Financial Corp., 7.96%, 11/2/34(c)	165,049
388,000	CBRE Services, Inc., 5.50%, 6/15/35	390,693
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	142,843

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$211,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	$168,984
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	326,024
190,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	172,889
170,000	Citadel LP, 6.00%, 1/23/30(b)	175,747
360,000(e)	Citigroup, Inc., 4.11%, 4/29/36(c)	433,364
415,000	Citigroup, Inc., 5.33%, 3/27/36(c)	418,207
203,000	Citizens Financial Group, Inc., Series F, 5.65%, (c),(d)	202,885
450,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	465,978
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	167,971
284,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(c)	285,501
600,000	Edison International, Series A, 5.38%, (c),(d)	564,288
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.56%, 11/1/66(f)	260,574
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.57%, 8/16/77(g)	197,862
295,000	Essent Group Ltd., 6.25%, 7/1/29	305,514
304,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	301,964
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	219,222
210,000	Fifth Third Bancorp, 4.34%, 4/25/33(c)	200,590
178,000	Fifth Third Bancorp, 5.63%, 1/29/32(c)	185,241
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.59%, (d),(g)	224,765
170,000	First American Financial Corp., 5.45%, 9/30/34	167,036
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(c)	379,238
320,000	FMC Corp., 8.45%, 11/1/55(c)	328,251
310,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 6.44%, 3/20/28(f)	305,699
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(b)	236,752
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(b)	203,158
257,000	Foundry JV Holdco LLC, 6.20%, 1/25/37(b)	267,054
434,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(b)	454,135
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(b)	210,473
685,000	General Motors Financial Co., Inc., 5.05%, 4/4/28	690,249
340,000	General Motors Financial Co., Inc., Series A, 5.75%, (c),(d)	335,357
259,000	General Motors Financial Co., Inc., 6.15%, 7/15/35	264,539
169,000	Global Atlantic Fin Co., 6.75%, 3/15/54(b)	173,242
182,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	181,508
297,000	Goldman Sachs Group, Inc. (The), 5.54%, 1/28/36(c)	304,602
441,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	449,054
212,000	HCA, Inc., 6.20%, 3/1/55	213,406
200,000	Hess Midstream Operations LP, 5.88%, 3/1/28(b)	202,968
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	179,622
216,000	Hyundai Capital America, 5.40%, 6/23/32(b)	218,677
283,000	Intel Corp., 3.20%, 8/12/61	160,534
210,000	Intel Corp., 5.60%, 2/21/54	192,412

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$149,000	Intel Corp., 5.70%, 2/10/53	$138,534
190,000	JH North America Holdings, Inc., 6.13%, 7/31/32(b)	193,161
352,000	KeyCorp, 6.40%, 3/6/35(c)	375,483
196,000	Liberty Utilities Co., 5.87%, 1/31/34(b)	199,894
337,000	LPL Holdings, Inc., 5.75%, 6/15/35	340,787
187,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(c)	186,120
250,000	Mars, Inc., 5.00%, 3/1/32(b)	253,343
190,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 6.45%, 9/13/27(b),(f)	187,166
260,000	Northwest Natural Holding Co., 7.00%, 9/15/55(c)	262,873
165,000	Occidental Petroleum Corp., 6.45%, 9/15/36	168,933
439,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	442,379
209,000	Paramount Global, 6.38%, 3/30/62(c)	204,773
170,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	164,633
387,000	PG&E Corp., 7.38%, 3/15/55(c)	367,059
225,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	202,657
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.70%, (d),(g)	480,565
154,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	179,419
312,000	Regions Financial Corp., 5.50%, 9/6/35(c)	312,652
200,000	Rentokil Terminix Funding LLC, 5.63%, 4/28/35(b)	202,897
140,000	Royalty Pharma Plc, 5.90%, 9/2/54	136,105
200,000	Truist Financial Corp., MTN, 5.71%, 1/24/35(c)	207,237
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	273,517
160,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	129,488
230,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(b)	230,000
230,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(b)	230,000
431,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	289,628
119,000	Wells Fargo & Co., 5.61%, 4/23/36(c)	122,834
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(b)	112,227
159,000	Whistler Pipeline LLC, 5.95%, 9/30/34(b)	161,137
192,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	219,021
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	259,850
		23,873,715
Total Corporate Bonds		34,893,915
(Cost $34,302,833)
U.S. Government Agency Backed Mortgages — 20.7%
United States — 20.7%
1,175,000	Fannie Mae, (TBA), 3.50%, 7/1/55	1,057,905
675,000	Fannie Mae, (TBA), 4.00%, 7/1/55	627,669
1,625,000	Fannie Mae, (TBA), 3.00%, 7/1/55	1,405,648
2,650,000	Fannie Mae, (TBA), 2.50%, 7/1/55	2,197,499
3,425,000	Fannie Mae, (TBA), 2.00%, 7/1/55	2,710,470
1,200,000	Fannie Mae, (TBA), 6.00%, 7/1/55	1,219,596
850,358	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	792,703
187,000	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	184,846
519,943	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	515,193

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$217,478	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	$221,272
338,489	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	353,685
96,285	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	97,686
482,632	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	498,460
993,795	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	998,210
392,138	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	376,249
137,118	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	141,928
		13,399,019
Total U.S. Government Agency Backed Mortgages		13,399,019
(Cost $13,298,434)
Collateralized Mortgage Obligations — 12.5%
United States — 12.5%
169,033	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(b)	170,289
419,388	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(b)	421,671
352,016	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(b)	357,082
21,710	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(b)	21,710
559,183	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(b)	559,070
610,000	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	610,397
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.58%, 10/15/36(b),(f)	248,130
416,763	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(b),(h)	418,717
155,967	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(h)	146,569
340,000	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	340,674
382,722	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(b)	384,530
330,151	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(b)	330,232
281,003	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(b)	283,903
285,279	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(b)	286,698
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.40%, 2/15/42(b),(f)	583,117
590,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.95%, 2/15/42(b),(f)	583,139
444,245	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(b)	444,164
269,441	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(b)	269,377
265,406	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(b)	266,405
373,345	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(b)	377,016

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$660,000	Verus Securitization Trust, Series 2023-1, Class M1, 6.87%, 12/25/67(b),(h)	$660,626
332,141	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(b)	334,274
		8,097,790
Total Collateralized Mortgage Obligations		8,097,790
(Cost $8,126,047)
Asset Backed Securities — 10.6%
Cayman Islands — 2.3%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.28%, 4/20/31(b),(f)	497,750
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.38%, 4/22/31(b),(f)	498,300
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.26%, 7/15/31(b),(f)	498,150
		1,494,200
United States — 8.3%
144,386	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(b)	144,923
238,674	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(b)	240,141
212,623	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(b)	214,596
150,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	150,432
105,914	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	98,604
366,193	Pagaya AI Debt Grantor Trust, Series 2024-8, Class B, 5.46%, 1/15/32(b)	366,395
499,943	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(b)	501,193
409,932	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(b)	411,594
252,854	Pagaya AI Debt Grantor Trust 2024-6 And Pagaya AI Debt Trust, Series 2024-6, Class B, 6.59%, 11/15/31(b)	253,669
480,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(b)	472,770
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(b)	313,419
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(b)	507,979
530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(b)	540,695
377,124	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	377,813

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(b)	$454,868
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(b)	303,708
		5,352,799
Total Asset Backed Securities		6,846,999
(Cost $6,829,012)
Bank Loans — 6.6%
Cayman Islands — 0.8%
497,500	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.27%, 10/15/31(f)	499,117

Ireland — 0.4%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 3M + 1.75%), 6.05%, 11/6/28(f)	251,160

Netherlands — 0.7%
443,200	Flutter Financing BV, 6.35%, 6/4/32(f)	442,646

United States — 4.7%
586,055	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.07%, 6/24/30(f)	586,307
433,400	Charter Communications Operating LLC, (Term SOFR 3M + 2.00%), 6.30%, 12/9/30(f)	433,053
434,906	Citadel Securities LP, (Term SOFR 1M + 2.00%), 6.33%, 10/31/31(f)	436,485
217,403	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.05%, 7/6/29(f)	218,429
88,800	Herc Holdings, Inc., (Term SOFR 1M + 2.00%), 6.32%, 6/2/32(f)	89,059
413,963	Hilcorp Energy I LP, (Term SOFR 1M + 2.00%), 6.33%, 2/11/30(f)	413,963
400,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.07%, 11/8/30(f)	401,188
498,750	Terex Corp., (Term SOFR 1M + 2.00%), 6.33%, 10/8/31(f)	501,194
		3,079,678
Total Bank Loans		4,272,601
(Cost $4,252,283)
Foreign Government Bonds — 5.6%
Australia — 1.1%
952,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(a)	341,448
578,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(a)	375,491
		716,939
Ecuador — 0.4%
270,000	Amazon Conservation DAC, 6.03%, 1/16/42(b)	269,602

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Japan — 3.2%
301,050,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	$996,620
10,000,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	55,510
78,650,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	468,973
84,200,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	525,068
		2,046,171
United Kingdom — 0.9%
500,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(a)	594,784

Total Foreign Government Bonds		3,627,496
(Cost $3,637,875)

Contracts
Put Swaptions Purchased — 0.1%
32,700,000	USD Swaption, Series 44, Strike Price USD 57.50, Expires 9/17/25	57,716
Total Put Swaptions Purchased		57,716
(Cost $57,716)

Shares
Investment Company — 4.5%
2,883,699	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	2,883,699
Total Investment Company		2,883,699
(Cost $2,883,699)
Total Investments		$74,079,235
(Cost $73,387,899) — 114.6%
Liabilities in excess of other assets — (14.6)%		(9,421,425)
NET ASSETS — 100.0%		$64,657,810

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Perpetual security with no stated maturity date.
(e)	Principal amount denoted in Euros.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2025.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Australian dollar.
(j)	Principal amount denoted in Japanese Yen.
(k)	Principal amount denoted in British Pounds.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Foreign currency exchange contracts as of June 30, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	1,940,655	USD	1,223,963	Citibank N.A.	7/9/25	$53,512
AUD	628,163	USD	403,480	Citibank N.A.	7/9/25	10,021
CAD	1,759,438	USD	1,271,276	Citibank N.A.	7/9/25	21,403
EUR	405,178	CHF	374,994	Citibank N.A.	7/9/25	4,401
EUR	286,314	GBP	242,204	Citibank N.A.	7/9/25	5,002
EUR	842,014	GBP	707,796	Citibank N.A.	7/9/25	20,880
EUR	1,671,547	JPY	272,131,964	Citibank N.A.	7/9/25	78,482
EUR	400,000	NOK	4,750,795	Citibank N.A.	7/9/25	115
EUR	9,784	NOK	114,082	Citibank N.A.	7/9/25	214
EUR	1,126,139	USD	1,247,165	Citibank N.A.	7/9/25	80,209
EUR	489,361	USD	549,158	Citibank N.A.	7/9/25	27,650
EUR	815,955	USD	956,903	Citibank N.A.	7/9/25	4,859
EUR	563,861	USD	622,940	Citibank N.A.	7/9/25	41,681
EUR	830,221	USD	973,818	Citibank N.A.	7/9/25	4,759
GBP	1,223,459	USD	1,672,575	Citibank N.A.	7/9/25	6,877
JPY	309,678,128	USD	2,144,213	Citibank N.A.	7/9/25	8,557
JPY	281,839,509	USD	1,954,197	Citibank N.A.	7/9/25	5,049
MXN	1,622,412	USD	77,703	Citibank N.A.	7/9/25	8,673
MXN	1,165,079	USD	58,923	Citibank N.A.	7/9/25	3,104
NOK	2,486,382	EUR	207,535	Citibank N.A.	7/9/25	2,073
NOK	2,378,494	EUR	200,000	Citibank N.A.	7/9/25	250
USD	53,881	JPY	7,600,000	Citibank N.A.	7/9/25	1,048
USD	439,238	JPY	62,500,000	Citibank N.A.	7/9/25	4,760
USD	539,317	JPY	77,500,000	Citibank N.A.	7/9/25	565
USD	554,221	JPY	79,207,020	Citibank N.A.	7/9/25	3,603
USD	676,497	JPY	95,872,600	Citibank N.A.	7/9/25	10,025
USD	1,318,701	GBP	959,642	Citibank N.A.	10/16/25	586
						$408,358

CHF	378,328	EUR	412,169	Citibank N.A.	7/9/25	$(8,434)
CHF	380,000	EUR	412,072	Citibank N.A.	7/9/25	(6,209)
EUR	410,000	CHF	383,335	Citibank N.A.	7/9/25	(440)
EUR	50,688	JPY	8,595,638	Citibank N.A.	7/9/25	(8)
GBP	950,000	EUR	1,130,487	Citibank N.A.	7/9/25	(28,426)
JPY	280,727,602	EUR	1,742,782	Citibank N.A.	7/9/25	(102,692)
JPY	44,586,798	USD	310,000	Citibank N.A.	7/9/25	(49)
NOK	113,575	EUR	9,567	Citibank N.A.	10/16/25	(74)
NOK	10,129,273	EUR	852,705	Citibank N.A.	10/16/25	(5,945)
NOK	2,821,664	EUR	237,728	Citibank N.A.	10/16/25	(1,886)
USD	236,664	AUD	393,129	Citibank N.A.	7/9/25	(22,122)
USD	165,880	AUD	276,857	Citibank N.A.	7/9/25	(16,367)
USD	1,240,000	AUD	2,027,403	Citibank N.A.	7/9/25	(94,579)
USD	638,983	AUD	1,004,177	Citibank N.A.	7/9/25	(22,037)
USD	1,234,897	CAD	1,759,438	Citibank N.A.	7/9/25	(57,783)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,502,249	EUR	1,330,803	Citibank N.A.	7/9/25	$(66,362)
USD	602,430	EUR	540,000	Citibank N.A.	7/9/25	(34,065)
USD	428,216	EUR	392,320	Citibank N.A.	7/9/25	(34,209)
USD	1,368,652	EUR	1,253,857	Citibank N.A.	7/9/25	(109,262)
USD	336,569	EUR	308,558	Citibank N.A.	7/9/25	(27,127)
USD	967,654	GBP	750,000	Citibank N.A.	7/9/25	(61,877)
USD	341,498	GBP	263,816	Citibank N.A.	7/9/25	(20,645)
USD	271,286	GBP	209,642	Citibank N.A.	7/9/25	(16,492)
USD	507,513	JPY	75,158,357	Citibank N.A.	7/9/25	(14,960)
USD	1,640,000	JPY	238,266,458	Citibank N.A.	7/9/25	(16,342)
USD	117,530	MXN	2,432,700	Citibank N.A.	7/9/25	(11,985)
USD	17,938	MXN	354,790	Citibank N.A.	7/9/25	(951)
USD	963,138	EUR	815,955	Citibank N.A.	10/16/25	(4,789)
USD	980,163	EUR	830,221	Citibank N.A.	10/16/25	(4,688)
USD	2,167,813	JPY	309,678,128	Citibank N.A.	10/16/25	(8,553)
						$(799,358)

Total						$(391,000)
Swaptions Written as of June 30, 2025:
Description	Counterparty	Fixed Rate	Expiration Date	Notional Amount(000)		Market Value
Put - USD Swaption, Series 44, Credit Default Swap	Morgan Stanley & Co. LLC	1.00%	09/17/25	(32,700,000)	USD	$(27,795)
Total premiums paid$(27,795)						$(27,795)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	23	September 2025	$(34,924)	USD	$2,578,875	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	58	September 2025	46,768	USD	12,065,359	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	18	September 2025	30,068	USD	2,078,438	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	36	September 2025	35,769	USD	3,924,000	Morgan Stanley & Co. LLC
Cboe VIX	20	July 2025	(20,796)	USD	374,250	Morgan Stanley & Co. LLC
Total			$56,885

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	8	September 2025	$6,879	EUR	$1,226,482	Morgan Stanley & Co. LLC
10 Year Japan Bond	6	September 2025	(26,695)	JPY	5,792,299	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	7	September 2025	(1,542)	USD	833,875	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	1	September 2025	370	EUR	138,621	Morgan Stanley & Co. LLC
Total			$(20,988)
Interest rate swaps as of June 30, 2025:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
4.45%	GBP- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	3/24/55	GBP 370	$0	$453	$453
1.88%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	4/11/55	JPY 6,094	$0	$2,779	$2,779

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
1.87%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	4/11/55	JPY 6,094	$0	$2,876	$2,876
3.74%	USD- BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/27/27	USD 8,000	$0	$28,528	$28,528
3.77%	USD- BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD 7,969	$0	$31,333	$31,333
3.74%	USD- BCAPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD 7,921	$0	$27,309	$27,309
							$0	$93,278	$93,278

0.83%	JPY- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	3/14/27	JPY 1,138,000	$606	$(26,124)	$(25,518)
0.71%	JPY- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/16/27	JPY 1,067,350	$0	$(1,076)	$(1,076)
1.21%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/29/35	JPY 157,000	$0	$(1,576)	$(1,576)
							$606	$(28,776)	$(28,170)

Total							$606	$64,502	$65,108

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2025 (Unaudited)
Credit default swaps buy protection as of June 30, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	21,129	$(398,929)	$(75,484)	$(474,412)
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	1,747	(20,629)	(18,597)	(39,226)
Total							$(419,558)	$(94,081)	$(513,638)

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
CAD - Canadian Dollar
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
MTN - Medium Term Note
MXN - Mexican Peso
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar